Debt (November 2018 Term Loan Agreement) (Narrative) (Details) - November 2018 Term Loan [Member] - Bank of America, N.A. [Member]	12 Months Ended
Dec. 31, 2018
Debt Instrument [Line Items]
Credit agreement - base rate	Advances would bear interest, at AT&T’s option, either: • at a variable annual rate equal to: (1) the highest of (but not less than zero) (a) the prime rate quoted by The Wall Street Journal, (b) 0.5% per annum above the federal funds rate, and (c) the London interbank offered rate (“LIBOR”) applicable to dollars for a period of one month plus 1.00%, plus (2) an applicable margin, as set forth in the November 2018 Term Loan (the “Applicable Margin for Base Advances”); or • at a rate equal to: (i) LIBOR (adjusted upwards to reflect any bank reserve costs) for a period of one, two, three or six months, as applicable, plus (ii) an applicable margin, as set forth in the November 2018 Term Loan (the “Applicable Margin for Eurodollar Rate Advances”).
Credit agreement - term loan description	Repayment of all advances with respect to the November 2018 Term Loan will be subject to amortization commencing two years and nine months after the date on which such advances are made, with 25% of the aggregate principal amount thereof being payable prior to the date that is four years and six months after the date on which such advances are made, and all remaining principal amount due and payable on the date that is four years and six months after the date on which such advances are made.
Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	2.00%
Additional Base Spread [Member] | Moderate Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	0.00%
Base Rate [Member] | High Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	0.00%
Base Rate [Member] | Low Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	0.125%
Base Rate [Member] | Additional Margin Upon Default [Member] | High Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	2.00%
Base Rate [Member] | Additional Margin Upon Default [Member] | Moderate Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	2.00%
Base Rate [Member] | Additional Margin Upon Default [Member] | Low Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	2.00%
Eurodollar Rate Advance [Member] | High Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	0.875%
Eurodollar Rate Advance [Member] | Moderate Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	1.00%
Eurodollar Rate Advance [Member] | Low Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	1.125%
Eurodollar Rate Advance [Member] | Additional Margin Upon Default [Member] | High Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	2.00%
Eurodollar Rate Advance [Member] | Additional Margin Upon Default [Member] | Moderate Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	2.00%
Eurodollar Rate Advance [Member] | Additional Margin Upon Default [Member] | Low Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	2.00%